Jul. 01, 2017

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated June 1, 2018

to the Summary Prospectus, Prospectus, and

Statement of Additional Information (the “SAI”),

each dated July 1, 2017 (as revised June 1, 2018)

for the iShares Intermediate Credit Bond ETF (CIU) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees of the Fund has approved the below changes for the Fund.

	Current	New
Fund Name	iShares Intermediate Credit Bond ETF	iShares Intermediate-Term Corporate Bond ETF
Underlying Index	Bloomberg Barclays U.S. Intermediate Credit Bond Index	ICE BofAML 5-10 Year US Corporate Index
Investment Objective	The iShares Intermediate Credit Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years.	The iShares Intermediate-Term Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years.
Index Provider	Bloomberg Barclays	ICE BofAML

The Fund is expected to implement these changes no sooner than August 1, 2018, but no later than October 4, 2018.

When the above changes are effective, the below changes to the Summary Prospectus, Prospectus and the SAI for the Fund will go into effect.

Change in the Fund’s “Principal Investment Strategies”

The first and second paragraphs on pages S-2 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE BofAML 5-10 Year US Corporate Index (the “Underlying Index”), which measures the performance of investment-grade corporate bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to five years and less than ten years. As of March 30, 2018, there were 2,284 issues in the Underlying Index. As of March 30, 2018, a significant portion of the Underlying Index is represented by securities companies in the financials and industrials sectors. The components of the Underlying Index, and the degree to which these components represent certain sectors, are likely to change over time.

The Underlying Index consists of investment-grade corporate bonds that have a remaining maturity of greater than or equal to five years and less than ten years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporates, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Non-U.S. Agency Debt Risk” and “Sovereign Obligations Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated June 1, 2018

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”),

each dated July 1, 2017 (as revised June 1, 2018)

for the iShares 10+ Year Credit Bond ETF (CLY) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees of the Fund has approved the below changes for the Fund.

	Current	New
Fund Name	iShares 10+ Year Credit Bond ETF	iShares Long-Term Corporate Bond ETF
Underlying Index	Bloomberg Barclays U.S. Long Credit Index	ICE BofAML 10+ Year US Corporate Index
Investment Objective	The iShares U.S. Credit Bond ETF seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years.	The iShares Long-Term Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years.
Index Provider	Bloomberg Barclays	ICE BofAML

The Fund is expected to implement these changes no sooner than August 1, 2018 but no later than October 4, 2018.

When the above changes are effective, the below changes to the Summary Prospectus, Prospectus and the SAI for the Fund will go into effect.

Change in the Fund’s “Principal Investment Strategies”

The first and second paragraphs on page S-3 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE BofAML 10+ Year US Corporate Index (the “Underlying Index”), which measures the performance of investment-grade corporate bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to ten years. As of March 30, 2018, there were 2,321 issues in the Underlying Index. As of March 30, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials sectors. The components of the Underlying Index, and the degree to which these components represent certain sectors, are likely to change over time.

The Underlying Index consists of investment-grade corporate bonds that have a remaining maturity of greater than or equal to ten years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporates, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Structural Risk” and to add the following:

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of more stringent capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated June 1, 2018

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”),

each dated July 1, 2017 (as revised June 1, 2018)

for the iShares U.S. Credit Bond ETF (CRED) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees of the Fund has approved the below changes for the Fund.

	Current	New
Fund Name	iShares U.S. Credit Bond ETF	iShares Broad USD Investment Grade Corporate Bond ETF
Underlying Index	Bloomberg Barclays U.S. Credit Bond Index	ICE BofAML US Corporate Index
Investment Objective	The iShares U.S. Credit Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds.	The iShares Broad USD Investment Grade Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds.
Index Provider	Bloomberg Barclays	ICE BofAML

The Fund is expected to implement these changes no sooner than August 1, 2018, but no later than October 4, 2018.

In the meantime, the Fund will continue seeking to track its current index.

When the above changes are effective, the below changes to the Summary Prospectus, Prospectus and the SAI for the Fund will go into effect.

Change in the Fund’s “Principal Investment Strategies”

The first and second paragraphs on page S-3 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE BofAML US Corporate Index (the “Underlying Index”), which measures the performance of investment-grade corporate bonds that are U.S. dollar-denominated. As of March 30, 2018, there were 7,628 issues in the Underlying Index. As of March 30, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials sectors. The components of the Underlying Index, and the degree to which these components represent certain sectors, are likely to change over time.

The Underlying Index consists of investment-grade corporate bonds that have a remaining maturity of greater than or equal to one year and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Non-U.S. Agency Debt Risk” and “Sovereign Obligations Risk” and add the following:

Risk of Investing in Developed Countries. The Fund’s investment in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust.

Supplement dated June 1, 2018

to the Summary Prospectus, Prospectus, and

Statement of Additional Information (the “SAI”),

each dated July 1, 2017 (as revised June 1, 2018)

for the iShares 1-3 Year Credit Bond ETF (CSJ) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees of the Fund has approved the below changes for the Fund.

	Current	New
Fund Name	iShares 1-3 Year Credit Bond ETF	iShares Short-Term Corporate Bond ETF
Underlying Index	Bloomberg Barclays U.S. 1-3 Year Credit Bond Index	ICE BofAML 1-5 Year US Corporate Index
Investment Objective	The iShares 1-3 Year Credit Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years.	The iShares Short-Term Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities between one and five years.
Index Provider	Bloomberg Barclays	ICE BofAML

The Fund is expected to implement these changes no sooner than August 1, 2018, but no later than October 4, 2018.

When the above changes are effective, the below changes to the Summary Prospectus, Prospectus and the SAI for the Fund will go into effect.

Change in the Fund’s “Principal Investment Strategies”

The first two paragraphs on page S-3 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE BofAML 1-5 Year US Corporate Index (the “Underlying Index”), which measures the performance of investment-grade corporate [bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than five years. As of March 30, 2018, there were 3,023 issues in the Underlying Index. As of March 30, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials and industrials sectors. The components of the Underlying Index, and the degree to which these components represent certain sectors, are likely to change over time.

The Underlying Index consists of investment-grade corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate. Excluded from the Underlying Index are equity-linked securities, securities in legal default, hybrid securitized corporate bonds, Eurodollar bonds (U.S. dollar-denominated securities not issued in the U.S. domestic market), taxable and tax-exempt U.S. municipal securities and dividends-received-deduction-eligible securities. The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

Change in the Fund’s “Summary of Principal Risks”

The section of the Prospectus entitled “Summary or Principal Risk” is amended to delete “Non-U.S. Agency Debt Risk,” and “Sovereign Obligations Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.